ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of the Group's Cash and Cash Equivalents by Currency Denomination and Jurisdiction) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
VIE arrangements [Line Items]
Cash and cash equivalents	¥ 211,436	$ 30,752	¥ 195,303	¥ 196,900
Non-VIEs [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	2,179		4,178
Group [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	189,994		173,356
Variable Interest Entity Primary Beneficiary [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	196,339
Variable Interest Entity Primary Beneficiary [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	¥ 187,815		¥ 169,178